EATON VANCE ARKANSAS
MUNICIPALS FUND
EATON VANCE GEORGIA
MUNICIPALS FUND
EATON VANCE KENTUCKY
MUNICIPALS FUND
EATON VANCE TENNESSEE
MUNICIPALS FUND
EATON VANCE VIRGINIA
MUNICIPALS FUND
Supplement to Prospectus
dated January 3, 2007
as revised January 19, 2007

EATON VANCE WEST VIRGINIA
MUNICIPALS FUND
Supplement to Prospectus
dated February 1, 2007

EATON VANCE TAX FREE RESERVES
Supplement to Prospectus
dated May 1, 2007

EATON VANCE PENNSYLVANIA
LIMITED MATURITY MUNICIPALS
FUND
Supplement to Prospectus
dated August 1, 2007

Effective October 1, 2007, Adam Weigold will be the
portfolio manager of the Funds listed above. Mr.
Weigold has been a Vice President of Eaton Vance
Management and Boston Management and Research
since 2003 and an employee of Eaton Vance
Management for more than 5 years.

September 26, 2007	COMBSTATEPS

EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated June 3, 2007

The following tables replace the applicable tables in the section titled "Portfolio Managers" under "Investment Advisory and Administrative Services" for Arkansas Municipals Fund, Georgia Municipals Fund, Kentucky Municipals Fund, Tennessee Municipals Fund and Virginia Municipals Fund.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Alabama Fund
William H. Ahern
Registered Investment Companies	14	$1,804.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Arkansas, Georgia, Kentucky,
Tennessee and Virginia Funds**
Adam A. Weigold
Registered Investment Companies	12	$998.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Maryland Fund
Craig R. Brandon
Registered Investment Companies	12	$1,482.5	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Missouri Fund
Cynthia J. Clemson
Registered Investment Companies	10	$3,497.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Louisiana Fund
Robert B. MacIntosh
Registered Investment Companies	10	$2,638.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	208	$ 172.1	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
North Carolina, Oregon and
South Carolina Funds
Thomas M. Metzold
Registered Investment Companies	6	$7,101.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

   *In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of July 31, 2007.

	Dollar Range of	Aggregate Dollar Range of Equity
	Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Arkansas Fund
Adam A. Weigold	None*	$100,001 - $500,000
Georgia Fund
Adam A. Weigold	None*	$100,001 - $500,000
Kentucky Fund
Adam A. Weigold	None*	$100,001 - $500,000
Tennessee Fund
Adam A. Weigold	None*	$100,001 - $500,000
Virginia Fund
Adam A. Weigold	None*	$100,001 - $500,000

*As of July 31, 2007.

September 26, 2007

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND Supplement to Statement of Additional Information dated August 1, 2007

The following tables replace information in the applicable tables in the section titled "Portfolio Managers" under "Investment Advisory and Administrative Services" for Pennsylvania Limited Fund.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Pennsylvania Limited Fund**
Adam A. Weigold
Registered Investment Companies	12	$998.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of July 31, 2007.

	Dollar Range of	Aggregate Dollar Range of Equity
	Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Pennsylvania Limited Fund
Adam A. Weigold	None*	$100,001 - $500,000

*As of July 31, 2007.

September 26, 2007

EATON VANCE TAX FREE RESERVES Supplement to Statement of Additional Information dated May 1, 2007

The following tables replace information in the applicable tables in the section titled "Portfolio Managers" under "Investment Advisory and Administrative Services" for Tax Free Reserves.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Tax Free Reserves**
Adam A. Weigold
Registered Investment Companies	12	$998.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of July 31, 2007.

	Dollar Range of	Aggregate Dollar Range of Equity
	Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Tax Free Reserves
Adam A. Weigold	None*	$100,001 - $500,000

*As of July 31, 2007.

September 26, 2007

EATON VANCE WEST VIRGINIA MUNICIPALS FUND Supplement to Statement of Additional Information dated February 1, 2007

The following tables replace the applicable tables in the section titled "Portfolio Managers" under "Investment Advisory and Administrative Services" for West Virginia Fund.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
California and Florida Funds	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Cynthia J. Clemson
Registered Investment Companies	10	$3,497.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

Massachusetts and	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Rhode Island Funds	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Robert B. MacIntosh
Registered Investment Companies	10	$2,638.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	208	$ 172.1	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Mississippi and New York Funds	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	12	$1,482.5	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
West Virginia Funds**	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Adam A. Weigold
Registered Investment Companies	12	$998.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of July 31, 2007.

	Dollar Range of	Aggregate Dollar Range of Equity
	Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

West Virginia Fund
Adam A. Weigold	None*	$100,001 - $500,000

*As of July 31, 2007.

September 26, 2007